Trade and Other Receivables - Disclosure Of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 8,180	$ 14,207
Receivables from sale of properties	15,341	1,935
VAT receivables	36,670	24,621
Income taxes receivable	13,167	8,046
Other receivables	2,745	1,451
Trade and other receivables	76,103	50,260
Promissory notes receivables due from associates, due third installment	19,900
Brazilian Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	27,700	12,300
Mexican Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	18,600	16,700
Federal Tax Authority
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	18,800	$ 8,800
Bear Creek
Disclosure of Trade and Other Receivables [Line Items]
Current receivables due from associates	$ 5,400